Income Taxes - Additional Information (Detail) - USD ($)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Income Tax Disclosure [Abstract]
Federal income tax rate	34.00%	34.00%	34.00%
Amount of thrift which no longer use reserve method	$ 500,000,000
Operating loss carry forwards	$ 2,000,000
Operating loss carryforwards expiration year	2034
Amount of bad debt deductions included retained earnings	$ 4,027,000	$ 4,027,000
Valuation allowance for deferred tax assets	0	0
Unrecognized tax benefits	$ 0	$ 0